Offerings - Offering: 1	Jun. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares of Royal Bank of Canada, issuable under the Royal Bank of Canada Stock Option Plan (the "Stock Option Plan")
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	127.46
Maximum Aggregate Offering Price	$ 1,911,900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 292,711.89
Offering Note	Note 1.a - Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional common shares (the "Common Shares"), of Royal Bank of Canada (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration and that, in each case, increases the number of outstanding Common Shares. Note 1.b - The Amount Registered represents 15,000,000 additional Common Shares issuable pursuant to the Stock Option Plan, as amended. Note 1.c - The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee calculated in accordance with Rules 457(c) and 457(h) of the Securities Act. The aggregate offering price is the average of the high and low prices of the Registrant's Common Shares as reported on the New York Stock Exchange on June 9, 2025.